Note 3 - Fair Value Measurement 2 (Details Textual) - EBP 34-0214400 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 62,765,544	$ 55,372,481
Investment, Identifier [Axis]: ABLARGECAPGROWTHZMember
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		7,367,136
Investment, Identifier [Axis]: EMPOWERSP500INDEXSEPARATEACCTMember
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,139,156
Investment, Identifier [Axis]: FIDELITY500INDEXMember
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 12,219,192
Investment, Identifier [Axis]: LARGECAPGROWTHIIMember
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 8,098,363